Limited Liability Investment (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Investments [Abstract]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	$ 1,249	$ 1,262	$ 0